LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
LEASES
LEASES

NOTE 8 - LEASE

On May 12, 2021, the Company entered into a lease arrangement for office space in the U.S. with Beckman/Lomas LLC, an entity controlled by a close family member of a director. Effective June 1, 2022, the related party divested its interests in the property, and as such, the lease agreement no longer constitutes a related party transaction. On March 6, 2024, the Company entered into an amended agreement with the landlord to extend the lease commencing in September 2024, and effective until August 2027.

The following summarizes right-of use asset and lease information about the Company’s operating leases as of March 31, 2025:

	Three months ended
	March 31,
	2025	2024

Lease cost
Operating lease cost	$8	$8

Other information
Cash paid for operating cash flows from operating leases	$8	$8
Right-of-use assets obtained in exchange for new operating lease liability	$-	$111

Weighted-average remaining lease term — operating leases (years)	2.33	3.33
Weighted-average discount rate — operating leases	7.50%	7.50%

Future minimum lease payments under the operating lease liability have non-cancellable lease payments at March 31, 2025, as follows:

Total
Year Ended December 31,
2025	$31
2026	43
2027	30
2028	-
Thereafter	-
104
Less: Imputed interest	(9)
Operating lease liabilities	95

Operating lease liability - current	36
Operating lease liability - non-current	$59

NOTE 8 - LEASE

On May 12, 2021, the Company entered into a lease arrangement for office space in the U.S. with Beckman/Lomas LLC, an entity controlled by a close family member of a director. Effective June 1, 2022, the related party divested its interests in the property, and as such, the lease agreement no longer constitutes a related party transaction. On March 6, 2024, the Company entered into an amended agreement with the landlord to extend the lease commencing in September 2024, and effective until August 2027.

On April 19, 2022, the Company entered into a 2nd lease arrangement for office space in the U.K. with an annual rent of $13 (£11) with the term of April 2022 through September 2023.

The following summarizes right-of use asset and lease information about the Company’s operating leases as of December 31, 2024:

	Year ended
	December 31,
	2024	2023

Lease cost:
Operating lease cost	$32	$40

Other information:
Cash paid for operating cash flows from operating leases	$30	$40
Right-of-use assets obtained in exchange for new operating lease liability	$111	$-

Weighted-average remaining lease term — operating leases (years)	2.58	0.67
Weighted-average discount rate — operating leases	7.50%	3.00%

Future minimum lease payments under the operating lease liability have non-cancellable lease payments at December 31, 2024, as follows:

Total
Year Ended December 31,
2025	$42
2026	43
2027	30
2028	-
Thereafter	-
115
Less: Imputed interest	(11)
Operating lease liabilities	104

Operating lease liability - current	35
Operating lease liability - non-current	$69